Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill
Beginning balance	$ 20,048	$ 19,820
Ending balance	21,025	20,048	$ 19,820
Goodwill impairment	0
Cost
Disclosure of reconciliation of changes in goodwill
Beginning balance	20,361	20,131	20,311
Additions through business combinations	1,083	158	15
Exchange and other adjustments	(109)	72	(195)
Ending balance	21,335	20,361	20,131
Amortisation and impairment losses
Disclosure of reconciliation of changes in goodwill
Beginning balance	(313)	(311)	(314)
Exchange and other adjustments	3	(2)	3
Ending balance	$ (310)	$ (313)	$ (311)